Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock Option transactions under various stock-based employee compensation plans
Outstanding, Beginning Balance, Shares	2,828,770
Outstanding, Beginning Balance, Weighted Average Exercise Price	$ 20.85
Granted, shares	68,000
Granted, Weighted Average Exercise Price	$ 33.28
Exercised, Shares	(113,359)	(368,178)	(111,843)
Exercised, Weighted Average Exercise Price	$ 17.62
Cancelled, shares	(80,782)
Cancelled, Weighted Average Exercise Price	$ 21.62
Outstanding, Ending Balance, Shares	2,702,629	2,828,770
Outstanding, Ending Balance, Weighted Average Exercise Price	$ 21.27	$ 20.85
Outstanding, Ending Balance, Weighted Average Contractual Life	7.07
Exercisable, Ending Balance, Shares	1,500,656
Exercisable Ending Balance, Weighted Average Contractual Life	$ 22.86
Exercisable, Ending Balance, Weighted Average Contractual Life	6.78